Pensions and Other Post-Employment Benefit Plans - Schedule of Plan Asset Allocation of Investment Portfolio (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value of plan assets [abstract]
Debt instruments	₽ 147	₽ 142
Equity instruments	78	64
Cash and cash equivalents	25	23
Property	11	9
Other assets	10	14
Total plan assets	₽ 271	₽ 252